Debt Repayment Commitments (Details)	Jun. 30, 2015 USD ($)
2016
2017	$ 121,805
2018	$ 100,000
2019
2020
Total	$ 221,805
Convertible notes payable [Member]
2016
2017	$ 121,805
2018	$ 100,000
2019
2020
Total	$ 221,805